Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 7,744	$ 5,691
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 7,744	5,691
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ 38	45
Debt denominated in US dollars | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	4,827	3,384
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,917	2,307
Guatemala | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	605
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	699	614
Tanzania | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	38	40
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	310	337
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	195	180
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	99	118
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	846	869
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	36	41
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 88	$ 107